Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three Months Ended March 31, 2017 and 2018 (Parentheticals) - USD ($) $ in Thousands		3 Months Ended
	Mar. 14, 2017	Mar. 31, 2018	Mar. 31, 2017
Research and development expense, patent cost	$ 42,259		$ 42,259